Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	(16) Subsequent Events Management evaluated events that occurred subsequent to September 30, 2023, through November 13, 2023, which is the date the interim financial statements were issued.

(18) Subsequent Events

Management evaluated events that occurred subsequent to December 31, 2022 through March 10, 2023, which is the date the financial statements were issued.

In January 2023, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”), pursuant to which the Company may offer and sell, from time to time through Wainwright, shares of its common stock for aggregate proceeds of up to $2,650,000 (the “Shares”). The Company will pay Wainwright a commission of 3% of the aggregate gross proceeds from each sale of Common Stock. As of the date of this filing, the Company has not made any sales pursuant to the ATM Agreement.

On March 7, 2023, the Company entered into a Joint Commercialization Agreement with Indegene, Inc., pursuant to which Indegene will provide commercialization services for CTx-1301 upon the Company’s request. The parties will enter into statements of work that will set forth, among other things, the services to be performed by Indegene, the deliverables for such services, and the fees to be paid by the Company.